| 1
SCHEDULE OF INVESTMENTS (Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
GUGGENHEIM ULTRA SHORT INCOME ETF
June 30, 2026
A
A
A SHARES VALUE
EXCHANGE-TRADED FUNDS
(a)
- 4 .5%
iShares Core S&P 500 ETF
8,285 $ 6,204,554
Total Exchange-Traded Funds
(Cost $6,195,440) 6,204,554
MONEY MARKET FUNDS
(a)
- 9 .6%
BNY Dreyfus Treasury
Securities Cash
Management Fund —
Institutional Shares,
3.53%
(b)
10,068,777 10,068,777
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(b)
3,109,900 3,109,900
Total Money Market Funds
(Cost $13,178,677) 13,178,677
FACE
AMOUNT
COLLATERALIZED MORTGAGE OBLIGATIONS - 29 .9%
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 22 .5%
OBX Trust
2024-NQM5, 5.99% due
01/25/64
(c),(d)
$ 1,590,104 1,593,959
2024-NQM6, 6.45% due
02/25/64
(c),(d)
804,100 808,729
2024-NQM8, 6.23% due
05/25/64
(c),(d)
765,524 769,409
2024-NQM7, 6.24% due
03/25/64
(c),(d)
730,786 734,108
2024-NQM1, 6.25% due
11/25/63
(c),(d)
356,704 356,987
2026-NQM5, 5.32% (WAC)
due 01/25/66
◊,(c)
143,865 143,557
2025-R1, 5.09% due
09/25/62
(c),(d)
92,775 91,475
FIGRE Trust
2026-HE1, 5.18% (WAC) due
01/25/56
◊,(c)
451,498 446,364
2026-HE1, 4.98% (WAC) due
01/25/56
◊,(c)
451,498 445,054
2024-HE5, 5.44% (WAC) due
10/25/54
◊,(c)
327,502 328,492
2026-HE5, 5.61% (WAC) due
06/25/56
◊,(c)
291,959 292,365
2025-HE8, 5.21% (WAC) due
11/25/55
◊,(c)
257,796 255,561
2026-FL2, 5.52% (WAC) due
06/25/56
◊,(c)
150,000 149,861
2026-HE2, 5.05% (WAC) due
01/25/56
◊,(c)
138,566 136,475
2024-HE1, 6.17% (WAC) due
03/25/54
◊,(c)
110,706 112,096
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due
02/25/52
◊,(c)
945,056 884,582
2026-VIS1, 4.79% (WAC) due
06/25/66
◊,(c)
732,314 721,741
2026-CES1, 4.91% due
06/25/56
(c),(d)
317,871 314,560
A
A
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 29.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 22.5%
(continued)
Legacy Mortgage Asset Trust
2021-GS3, 5.75% due
07/25/61
(c),(d)
$ 797,541 $ 798,523
2021-GS4, 5.65% due
11/25/60
(c),(d)
657,516 658,088
2021-GS2, 5.75% due
04/25/61
(c),(d)
306,156 306,369
New Residential Mortgage Loan
Trust
2020-1A, 3.50% (WAC) due
10/25/59
◊,(c)
602,730 560,255
2018-2A, 3.50% (WAC) due
02/25/58
◊,(c)
546,009 517,184
2025-NQM3, 5.53% (WAC)
due 05/25/65
◊,(c)
358,942 359,295
OSAT Trust
2021-RPL1, 6.12% due
05/25/65
(c),(d)
1,212,985 1,213,976
Angel Oak Mortgage Trust
2024-4, 6.20% due
01/25/69
(c),(d)
463,682 465,574
2022-1, 3.29% (WAC) due
12/25/66
◊,(c)
427,904 383,702
2025-12, 5.14% due
12/25/70
(c),(d)
187,215 185,154
2023-1, 4.75% due
09/26/67
(c),(d)
138,590 137,862
GCAT Trust
2024-NQM2, 6.09% due
06/25/59
(c),(d)
680,824 683,382
2023-NQM3, 6.89% due
08/25/68
(c),(d)
252,958 253,412
2025-NQM4, 5.53% due
06/25/70
(c),(d)
235,095 234,898
Home Equity Loan Trust
2007-FRE1, 3.96% (1 Month
Term SOFR + 0.30%, Rate
Floor: 0.19%) due 04/25/37
◊
1,170,168 1,120,448
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC)
due 03/25/67
◊,(c)
1,185,702 1,115,869
NLT Trust
2026-NQM1, 7.04% (WAC)
due 02/25/71
◊,(c)
902,964 940,693
NYMT Loan Trust
2025-CP1, 3.75% (WAC) due
11/25/69
◊,(c)
700,000 657,228
2026-INV2, 5.63% due
04/25/61
(c),(d)
173,526 173,101
Verus Securitization Trust
2021-6, 1.89% (WAC) due
10/25/66
◊,(c)
465,683 408,024
2025-12, 5.37% due
12/25/70
(c),(d)
280,039 277,955
2021-3, 1.44% (WAC) due
06/25/66
◊,(c)
146,548 129,853
PRPM LLC
2026-3, 5.96% due
04/25/31
(c),(d)
479,607 479,013

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM ULTRA SHORT INCOME ETF
June 30, 2026
2 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 29.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 22.5%
(continued)
2026-1, 5.19% due
02/25/31
(c),(d)
$ 187,856 $ 185,476
2026-2, 5.09% due
02/25/31
(c),(d)
109,848 108,290
HOMES Trust
2026-NQM1, 4.80% due
09/25/70
(c),(d),(e)
449,223 436,186
2024-AFC2, 5.58% (WAC)
due 10/25/59
◊,(c)
334,182 334,531
Towd Point Mortgage Trust
2026-CES1, 4.96% due
01/25/66
(c),(d)
605,493 600,351
2018-2, 3.25% (WAC) due
03/25/58
◊,(c)
95,161 94,534
CSMC Trust
2021-RPL4, 4.14% (WAC)
due 12/27/60
◊,(c)
400,872 399,562
2020-NQM1, 2.21% due
05/25/65
(c),(d),(e)
261,339 249,280
NovaStar Mortgage Funding
Trust
2007-2, 3.96% (1 Month Term
SOFR + 0.31%, Rate Floor:
0.20%) due 09/25/37
◊
608,619 601,137
Structured Asset Securities
Corp. Mortgage Loan Trust
2007-BC4, 4.39% (1 Month
Term SOFR + 0.74%, Rate
Floor: 0.63%) due 11/25/37
◊
600,729 588,857
PMT Loan Trust
2026-CNF3, 5.50% (WAC)
due 04/25/57
◊,(c)
292,412 292,459
2025-INV8, 6.00% (WAC) due
07/25/56
◊,(c)
261,664 263,267
Soundview Home Loan Trust
2006-OPT5, 4.05% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 07/25/36
◊
532,179 522,381
Morgan Stanley Residential
Mortgage Loan Trust
2025-NQM9, 5.22% due
09/25/70
(c),(d)
519,040 512,678
Alternative Loan Trust
2007-OA7, 4.05% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 05/25/47
◊
538,324 500,499
RCKT Mortgage Trust
2026-CES4, 5.23% due
04/25/56
(c),(d)
293,552 292,370
2025-CES7, 5.48% due
07/25/55
(c),(d)
177,422 177,271
HarborView Mortgage Loan
Trust
2006-14, 4.06% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 01/25/47
◊
477,608 457,475
Archwest Mortgage Trust
2025-RTL1, 5.20% due
10/25/40
(c),(d)
400,000 397,993
A
A
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 29.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 22.5%
(continued)
Vista Point Securitization Trust
2026-CES2, 5.42% due
05/25/56
(c),(d)
$ 342,916 $ 342,917
Deephaven Residential
Mortgage Trust
2026-CES1, 5.31% due
03/25/61
(c),(d)
337,080 336,008
Cross Mortgage Trust
2026-NQM3, 5.13% (WAC)
due 03/25/71
◊,(c)
190,980 189,605
2026-NQM1, 4.95% due
02/25/61
(c),(d)
142,488 140,402
BRAVO Residential Funding
Trust
2025-NQM8, 5.29% due
06/25/65
(c),(d)
199,689 198,245
2025-NQM7, 5.46% (WAC)
due 07/25/65
◊,(c)
117,570 117,642
GS Mortgage-Backed Securities
Trust
2026-NQM4, 5.46% (WAC)
due 06/25/66
◊,(c)
290,721 289,557
COLT Mortgage Loan Trust
2023-3, 7.18% due
09/25/68
(c),(d)
252,969 253,247
Aspire Mortgage Trust
2026-2, 5.33% (WAC) due
04/26/66
◊,(c)
245,811 244,872
CIM Trust
2026-R1, 4.75% due
12/25/65
(c),(d)
248,346 243,716
Saluda Grade Alternative
Mortgage Trust
2025-RRTL1, 5.32% due
10/25/40
(c),(d)
200,000 198,248
SG Residential Mortgage Trust
2025-1, 5.10% (WAC) due
12/25/65
◊,(c)
188,349 186,819
Barclays Mortgage Loan Trust
2026-CES1, 4.85% due
01/25/56
(c),(d)
178,965 176,593
Bear Stearns Asset-Backed
Securities I Trust
2006-HE9, 4.04% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 11/25/36
◊
167,109 165,704
Provident Funding Mortgage
Trust
2026-1, 5.00% (WAC) due
01/25/56
◊,(c)
145,245 143,475
ACHM Trust
2025-HE3, 5.20% (WAC) due
11/25/55
◊,(c)
90,317 89,046
Starwood Mortgage Residential
Trust
2020-1, 2.28% (WAC) due
02/25/50
◊,(c),(e)
24,153 23,123
Total Residential Mortgage-Backed Securities 30,999,049

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM ULTRA SHORT INCOME ETF
June 30, 2026
| 3
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 29.9% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 5 .9%
JP Morgan Chase Commercial
Mortgage Securities Trust
2021-NYAH, 5.53% (1 Month
Term SOFR + 1.90%,
Rate Floor: 1.54%) due
06/15/38
◊,(c)
$ 3,900,000 $ 3,400,252
WMRK Commercial Mortgage
Trust
2022-WMRK, 7.06% (1 Month
Term SOFR + 3.44%,
Rate Floor: 3.44%) due
11/15/27
◊,(c)
2,493,022 2,494,580
Citigroup Commercial Mortgage
Trust
2018-C6, 0.72% (WAC) due
11/10/51
◊,(f)
41,867,134 611,762
BX Trust
2025-VOLT, 5.33% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
12/15/44
◊,(c)
450,000 450,422
BXHPP Trust
2021-FILM, 4.84% (1 Month
Term SOFR + 1.21%,
Rate Floor: 1.10%) due
08/15/36
◊,(c)
500,000 433,745
Benchmark Mortgage Trust
2019-B14, 0.75% (WAC) due
12/15/62
◊,(f)
21,217,615 364,109
JPMDB Commercial Mortgage
Securities Trust
2018-C8, 0.59% (WAC) due
06/15/51
◊,(f)
32,557,778 279,095
Life Mortgage Trust
2021-BMR, 4.84% (1 Month
Term SOFR + 1.21%,
Rate Floor: 1.10%) due
03/15/38
◊,(c)
101,460 100,579
Total Commercial Mortgage-Backed Securities 8,134,544
GOVERNMENT AGENCY - 1 .5%
Freddie Mac
5.00% due 07/25/55 919,280 923,024
Ginnie Mae
4.50% due 02/20/56 624,514 604,005
Fannie Mae
6.50% due 04/25/49 338,484 339,599
5.00% due 05/25/52 211,072 209,461
Total Government Agency 2,076,089
Total Collateralized Mortgage Obligations
(Cost $42,986,359) 41,209,682
CORPORATE BONDS - 27 .8%
FINANCIAL - 16 .1%
Brighthouse Financial Global
Funding
5.55% due 04/09/27
(c)
2,700,000 2,716,352
AEGON Funding Co. LLC
5.50% due 04/16/27
(c)
2,600,000 2,616,636
A
A
A
FACE
AMOUNT VALUE
CORPORATE BONDS - 27.8% (continued)
FINANCIAL - 16.1% (continued)
F&G Global Funding
5.88% due 06/10/27
(c)
$ 2,100,000 $ 2,120,562
Mutual of Omaha Companies,
Global Funding
5.35% due 04/09/27
(c)
1,750,000 1,763,960
Standard Chartered plc
5.69% due 05/14/28
(c),(g)
1,600,000 1,615,043
HSBC Holdings plc
5.60% due 05/17/28
(g)
1,600,000 1,613,865
LPL Holdings, Inc.
5.70% due 05/20/27 1,550,000 1,561,793
CNO Global Funding
5.88% due 06/04/27
(c)
1,060,000 1,071,896
Barclays plc
4.22% due 05/24/30
(g)
1,050,000 1,032,202
Cooperatieve Rabobank UA
4.66% due 08/22/28
(c),(g)
850,000 851,223
Mizuho Financial Group, Inc.
5.41% due 09/13/28
(g)
800,000 808,376
Societe Generale S.A.
5.52% due 01/19/28
(c),(g)
800,000 803,895
Lincoln Financial Global
Funding
4.20% due 01/12/29
(c)
700,000 690,234
SLM Corp.
3.13% due 11/02/26 600,000 596,295
Nationwide Building Society
4.65% due 07/14/29
(c),(g)
550,000 549,787
Host Hotels & Resorts, LP
4.25% due 12/15/28 325,000 321,533
Gabx Leasing LLC
4.63% due 04/15/31
(c)
300,000 295,811
Protective Life Corp.
4.70% due 01/15/31
(c)
300,000 295,732
American National Group, Inc.
5.00% due 06/15/27 240,000 240,397
American National Global
Funding
5.00% due 06/22/29
(c)
200,000 199,372
Brown & Brown, Inc.
4.60% due 12/23/26 175,000 175,082
Voya Global Funding
4.60% due 11/24/30
(c)
150,000 147,995
Cushman & Wakefield US
Borrower LLC
6.75% due 05/15/28
(c)
92,000 92,071
Total Financial 22,180,112
CONSUMER, NON-CYCLICAL - 5 .4%
Universal Health Services, Inc.
1.65% due 09/01/26 1,950,000 1,941,993
Icon Investments Six DAC
5.81% due 05/08/27 1,600,000 1,612,591
Global Payments, Inc.
4.95% due 08/15/27 1,600,000 1,603,249

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM ULTRA SHORT INCOME ETF
June 30, 2026
4 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT VALUE
CORPORATE BONDS - 27.8% (continued)
CONSUMER, NON-CYCLICAL - 5.4% (continued)
IQVIA, Inc.
5.00% due 05/15/27
(c)
$ 1,000,000 $ 999,453
Mobility Global, Inc.
5.05% due 06/15/29
(c)
650,000 651,118
Element Fleet Management
Corp.
4.80% due 05/29/29
(c)
300,000 299,261
Medline Borrower, LP
3.88% due 04/01/29
(c)
190,000 184,517
U.S. Foods, Inc.
7.25% due 01/15/32
(c)
150,000 155,657
Total Consumer, Non-cyclical 7,447,839
CONSUMER, CYCLICAL - 1 .9%
Live Nation Entertainment, Inc.
6.50% due 05/15/27
(c)
900,000 899,889
LG Electronics, Inc.
5.63% due 04/24/27
(c)
850,000 855,646
LG Energy Solution Ltd.
5.00% due 04/02/29
(c)
400,000 400,455
Air Canada
3.88% due 08/15/26
(c)
330,000 329,585
1011778 BC ULC / New Red
Finance, Inc.
3.88% due 01/15/28
(c)
150,000 147,181
Newell Brands, Inc.
6.38% due 09/15/27 84,000 84,609
Total Consumer, Cyclical 2,717,365
TECHNOLOGY - 1 .5%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26 1,450,000 1,438,271
SS&C Technologies, Inc.
5.50% due 09/30/27
(c)
350,000 349,943
Salesforce, Inc.
4.65% due 03/15/29 300,000 299,845
Total Technology 2,088,059
INDUSTRIAL - 1 .4%
Penske Truck Leasing Co., LP /
PTL Finance Corp.
5.35% due 01/12/27
(c)
1,650,000 1,655,421
Jabil, Inc.
4.25% due 05/15/27 250,000 249,736
Total Industrial 1,905,157
COMMUNICATIONS - 1 .2%
FactSet Research Systems, Inc.
2.90% due 03/01/27 1,500,000 1,480,708
Match Group Holdings II LLC
4.13% due 08/01/30
(c)
150,000 141,174
Total Communications 1,621,882
ENERGY - 0 .3%
Buckeye Partners, LP
3.95% due 12/01/26 250,000 248,422
A
A
A
FACE
AMOUNT VALUE
CORPORATE BONDS - 27.8% (continued)
ENERGY - 0.3% (continued)
Venture Global Plaquemines
LNG LLC
6.13% due 12/15/30
(c)
$ 125,000 $ 127,895
Total Energy 376,317
Total Corporate Bonds
(Cost $38,245,274) 38,336,731
ASSET-BACKED SECURITIES - 24 .8%
COLLATERALIZED LOAN OBLIGATIONS - 14 .4%
BXMT Ltd.
2020-FL2 AS, 5.15% (1 Month
Term SOFR + 1.51%,
Rate Floor: 1.51%) due
02/15/38
◊,(c)
1,971,534 1,967,731
2026-FL6 AS, 5.36% (1 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
08/19/43
◊,(c)
100,000 100,080
FS Rialto
2021-FL3 B, 5.55% (1 Month
Term SOFR + 1.91%,
Rate Floor: 1.91%) due
11/16/36
◊,(c)
2,000,000 1,998,882
Owl Rock CLO IV Ltd.
2020-4A A1R, 5.50% (3
Month Term SOFR +
1.86%, Rate Floor: 1.60%)
due 08/20/33
◊,(c)
1,531,009 1,531,471
STWD LLC
2025-FL4 AS, 5.31% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
11/19/42
◊,(c)
1,250,000 1,251,081
PFP Ltd.
2026-13 AS, 5.26% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
08/18/43
◊,(c)
650,000 650,529
2026-14 AS, 5.25% (1 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
12/18/43
◊,(c)
350,000 349,691
Cerberus Loan Funding XLIV
LLC
2023-5AR A1R due
01/15/36
◊,(c)
1,000,000 1,000,000
Cerberus Loan Funding XXXII,
LP
2021-2A A, 5.55% (3 Month
Term SOFR + 1.88%,
Rate Floor: 1.88%) due
04/22/33
◊,(c)
800,424 800,903
ACREC LLC
2026-FL4 AS, 5.24% (1 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
01/18/43
◊,(c)
650,000 649,750
2026-FL5 AS, 5.13% (1 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
07/18/43
◊,(c)
150,000 150,000

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM ULTRA SHORT INCOME ETF
June 30, 2026
| 5
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 24.8% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 14.4% (continued)
Ares Direct Lending CLO 6 LLC
2025-2A A1, 5.13% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
10/16/37
◊,(c)
$ 750,000 $ 749,268
Cerberus Loan Funding XL LLC
2023-1A AR, 5.25% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
03/22/35
◊,(c)
650,000 650,994
KKR CLO 16 Ltd.
16 A2R3, 5.28% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
10/20/34
◊,(c)
650,000 650,650
ACRES Commercial Realty
Issuer LLC
2026-FL4 AS, 5.34% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
08/18/44
◊,(c)
650,000 650,258
Madison Park Funding XLVIII
Ltd.
2021-48A BR, 5.23% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 01/19/39
◊,(c)
650,000 649,289
Cerberus Loan Funding 53 LLC
2025-4A B, 5.42% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
01/15/38
◊,(c)
650,000 648,593
Owl Rock CLO XXIV LLC
2026-24A A, 5.06% (3 Month
Term SOFR + 1.39%,
Rate Floor: 1.39%) due
01/22/38
◊,(c)
600,000 600,600
Hlend CLO LLC
2026-5A A2, 5.21% (3 Month
Term SOFR + 1.55%,
Rate Floor: 1.55%) due
04/15/39
◊,(c)
300,000 299,883
2025-3A A, 5.08% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
01/20/37
◊,(c)
250,000 249,832
CIFC Funding Ltd.
2015-4A A2R3, 5.13% (3
Month Term SOFR +
1.45%, Rate Floor: 1.45%)
due 01/17/39
◊,(c)
500,000 500,873
Golub Capital Partners CLO
46M Ltd.
2019-46AR BR2 due
04/20/37
◊,(c)
500,000 500,000
Madison Park Funding LXIX Ltd.
2024-69A BR, 5.19% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 07/25/37
◊,(c)
500,000 499,500
A
A
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 24.8% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 14.4% (continued)
THL Credit Lake Shore MM
CLO I Ltd.
2019-1A A1R, 5.63% (3
Month Term SOFR +
1.96%, Rate Floor: 1.70%)
due 04/15/33
◊,(c)
$ 476,329 $ 476,625
Golub Capital Partners CLO
16M-R3
2013-16A A1R3, 5.28%
(3 Month Term SOFR +
1.63%, Rate Floor: 1.63%)
due 08/09/39
◊,(c)
350,000 349,967
BSPDF Issuer LLC
2026-FL4 AS, 5.29% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
11/18/43
◊,(c)
300,000 300,423
AREIT Ltd.
2025-CRE11 AS, 5.38%
(1 Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 07/25/43
◊,(c)
300,000 299,999
Golub Capital Partners CLO
49M Ltd.
2020-49A A2R2, 5.36%
(3 Month Term SOFR +
1.68%, Rate Floor: 1.68%)
due 07/20/38
◊,(c)
300,000 299,985
D2 Multifamily Credit Issuer Ltd.
2026-FL1 AS, 5.26% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
11/19/43
◊,(c)
200,000 199,916
2026-FL1 B, 5.51% (1 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
11/19/43
◊,(c)
100,000 99,999
LRECS LLC
2025-CRE1 AS, 5.39%
(1 Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 08/19/43
◊,(c)
200,000 199,869
GS REFT Issuer Ltd.
2026-FL1 A, 5.11% (1 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
10/19/43
◊,(c)
150,000 150,277
Eldridge CLO Ltd.
2025-2A A2, 5.10% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
01/20/39
◊,(c)
150,000 150,253
VMC Finance LLC
2026-FL6 AS, 5.49% (1 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
11/19/43
◊,(c)
100,000 100,039

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM ULTRA SHORT INCOME ETF
June 30, 2026
6 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 24.8% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 14.4% (continued)
FS Rialto Issuer LLC
2026-FL11 AS, 5.29% (1
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 01/19/44
◊,(c)
$ 100,000 $ 99,959
Total Collateralized Loan Obligations 19,827,169
NET LEASE - 2 .5%
Oak Street Investment Grade
Net Lease Fund
2020-1A, 1.85% due
11/20/50
(c)
2,646,072 2,355,001
Capital Automotive REIT
2024-2A, 4.90% due
05/15/54
(c)
562,250 560,447
CF Hippolyta Issuer LLC
2021-1A, 1.98% due
03/15/61
(c)
942,448 548,137
Total Net Lease 3,463,585
TRANSPORT-CONTAINER - 2 .4%
Triton Container Finance VIII
LLC
2021-1A, 1.86% due
03/20/46
(c)
1,661,250 1,531,425
Textainer Marine Containers
VII Ltd.
2021-1A, 1.68% due
02/20/46
(c)
573,333 539,233
2020-1A, 2.73% due
08/21/45
(c)
196,571 189,902
CLI Funding VIII LLC
2021-1A, 1.64% due
02/18/46
(c)
691,507 638,906
Triton Container Finance IX LLC
2026-1A, 5.26% due
05/20/51
(c)
447,188 444,270
Total Transport-Container 3,343,736
SINGLE FAMILY RESIDENCE - 2 .2%
FirstKey Homes Trust
2022-SFR1, 4.49% due
05/19/39
(c)
750,000 744,728
2021-SFR1, 2.19% due
08/17/38
(c)
450,000 447,940
STAR Trust
2025-SFR6, 5.03% (1 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
08/17/42
◊,(c)
750,000 749,531
2026-SFR7, 5.33% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
05/17/43
◊,(c)
300,000 300,609
Progress Residential Trust
2025-SFR6, 4.00% due
12/17/42
(c)
650,000 608,919
A
A
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 24.8% (continued)
SINGLE FAMILY RESIDENCE - 2.2% (continued)
Tricon Residential Trust
2025-SFR2, 5.42% due
08/17/44
(c)
$ 174,817 $ 171,916
Total Single Family Residence 3,023,643
TRANSPORT-AIRCRAFT - 1 .4%
Lunar Structured Aircraft
Portfolio Notes
2021-1, 2.64% due 10/15/46
(c)
655,709 622,557
Slam Ltd.
2021-1A, 2.43% due
06/15/46
(c)
503,592 478,417
Castlelake Aircraft Securitization
Trust
2018-1, 4.13% due 06/15/43
(c)
269,800 267,267
Eclipse Aircraft LLC
2026-1, 5.63% due 05/15/51
(c)
248,228 247,251
MAPS Trust
2026-1A, 5.20% due
01/15/51
(c)
242,424 238,071
FTAI Aircraft Leasing Offshore
SPV, LP
5.63% due 03/27/31
(e)
136,776 139,620
Total Transport-Aircraft 1,993,183
INFRASTRUCTURE - 1 .3%
Aligned Data Centers Issuer
LLC
2021-1A, 1.94% due
08/15/46
(c)
1,233,000 1,228,976
VB-S1 Issuer LLC
2026-1A, 4.69% due
03/15/56
(c)
500,000 488,618
Total Infrastructure 1,717,594
AUTOMOTIVE - 0 .3%
Avis Budget Rental Car Funding
AESOP LLC
2026-3A, 5.21% due
04/20/31
(c)
350,000 349,262
FINANCIAL - 0 .2%
Ceamer Finance LLC
6.18% (WAC) due 12/15/40
◊,(e)
296,469 295,314
UNSECURED CONSUMER LOANS - 0 .1%
GreenSky Home Improvement
Issuer Trust
2025-3A, 4.86% due
12/27/60
(c)
150,000 148,574
COLLATERALIZED DEBT OBLIGATIONS - 0 .0%
Project Indigo
6.01% due 03/31/32
(e)
45,759 45,759
Total Asset-Backed Securities
(Cost $35,094,321) 34,207,819

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM ULTRA SHORT INCOME ETF
June 30, 2026
| 7
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
(h)
- 5 .3%
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 $ 2,445,574 $ 2,445,574
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 2,037,978 2,037,978
BNP Paribas issued 06/30/26 at
3.62% due 07/01/26 1,834,180 1,834,180
Bank of Montreal issued
06/30/26 at 3.61% due
07/01/26 1,059,749 1,059,749
Total Repurchase Agreements
(Cost $7,377,481) 7,377,481
SENIOR FLOATING RATE INTERESTS - 0 .7%
FINANCIAL - 0 .4%
Citadel Securities Global
Holdings LLC
5.81% (1 Month Term SOFR
+ 2.17%) due 06/10/33
◊
323,431 322,645
Jane Street Group LLC
5.67% (3 Month Term SOFR
+ 2.00%) due 12/15/31
◊
292,268 289,369
Total Financial 612,014
A
A
A
FACE
AMOUNT VALUE
SENIOR FLOATING RATE INTERESTS - 0.7% (continued)
TECHNOLOGY - 0 .2%
World Wide Technology Holding
Co. LLC
5.64% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 03/01/30
◊
$ 217,593 $ 216,324
COMMUNICATIONS - 0 .1%
Discovery Global Holdings, Inc.
6.14% (1 Month Term SOFR
+ 2.50%) due 06/20/33
◊
147,115 147,102
Total Senior Floating Rate Interests
(Cost $978,741) 975,440
U.S. TREASURY BILLS - 0 .3%
U.S. Treasury Bills
due 09/17/26
(i),(j)
425,000 421,643
Total U.S. Treasury Bills
(Cost $421,605) 421,643
Total Investments - 102.9%
(Cost $144,477,898) $ 141,912,027
Other Assets & Liabilities, net - (2.9)% (3,941,057)
Total Net Assets - 100.0% $ 137,970,970
◊
Variable rate security. Rate indicated is the rate effective at June 30, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
(a)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(b)
Rate indicated is the 7-day yield as of June 30, 2026.
(c)
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $90,677,016 (cost $92,356,271), or 65.7% of total net assets.
(d)
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2026. See table below for additional step information for each security.
(e)
Value determined based on Level 3 inputs — See Note 3 .
(f)
Security is an interest-only strip.
(g)
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on
a future date.
(h)
Repurchase Agreements — The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
(i)
Rate indicated is the effective yield at the time of purchase.
(j)
All or a portion of this security is pledged as swap collateral at June 30, 2026.
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM ULTRA SHORT INCOME ETF
June 30, 2026
8 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating
Rate Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
Unrealized
Appreciation
(Depreciation)
(a)
J.P. Morgan
Securities
LLC CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.85% At Maturity 06/17/27 $ 15,000,000 $ 21,312 $ — $ 21,312
J.P. Morgan
Securities
LLC CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.88% Annually 06/17/29 3,000,000 5,768 — 5,768
J.P. Morgan
Securities
LLC CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.89% Annually 06/17/31 4,000,000 3,486 — 3,486
J.P. Morgan
Securities
LLC CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.95% Annually 06/17/33 2,000,000 (1,573) — (1,573)
J.P. Morgan
Securities
LLC CME Receive
U.S.
Secured
Overnight
Financing
Rate 4.06% Annually 06/17/36 1,000,000 (3,165) — (3,165)
$ 25,828 $ — $ 25,828
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(a)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
OTC Equity Index Swap Agreements Sold Short
Goldman Sachs
International
iShares Core S&P
500 ETF Receive
3.63% (Federal
Funds Rate +
0.00%) At Maturity 09/22/26 8,285 $ 6,204,554 $ (4,199)
(a)
Includes cumulative appreciation (depreciation).
(b)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
CME — Chicago Mercantile Exchange
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Exchange-Traded Funds $ 6,204,554 $ — $ — $ 6,204,554
Money Market Funds 13,178,677 — — 13,178,677
Collateralized Mortgage Obligations — 40,501,093 708,589 41,209,682

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM ULTRA SHORT INCOME ETF
June 30, 2026
| 9
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Corporate Bonds $ — $ 38,336,731 $ — $ 38,336,731
Asset-Backed Securities — 33,727,126 480,693 34,207,819
Repurchase Agreements — 7,377,481 — 7,377,481
Senior Floating Rate Interests — 975,440 — 975,440
U.S. Treasury Bills — 421,643 — 421,643
Interest Rate Swap Agreements
(a)
— 30,566 — 30,566
Total Assets $ 19,383,231 $ 121,370,080 $ 1,189,282 $ 141,942,593
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Interest Rate Swap Agreements
(a)
$ — $ 4,738 $ — $ 4,738
Equity Index Swap Agreements
(a)
— 4,199 — 4,199
Total Liabilities $ — $ 8,937 $ — $ 8,937
(a)
Reported as unrealized appreciation/(depreciation) at period end.
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Angel Oak Mortgage Trust 2025-12, 5.14% due 12/25/70 6.14% 11/01/29
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67 5.75% 01/01/27
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69 7.20% 03/01/28
Archwest Mortgage Trust 2025-RTL1, 5.20% due 10/25/40 6.16% 04/25/28
Barclays Mortgage Loan Trust 2026-CES1, 4.85% due 01/25/56 5.85% 02/01/30
BRAVO Residential Funding Trust 2025-NQM8, 5.29% due 06/25/65 6.29% 08/01/29
CIM Trust 2026-R1, 4.75% due 12/25/65 7.75% 05/01/29
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68 8.18% 09/01/27
Cross Mortgage Trust 2026-NQM1, 4.95% due 02/25/61 5.95% 01/01/30
CSMC Trust 2020-NQM1, 2.21% due 05/25/65 3.21% 09/01/28
Deephaven Residential Mortgage Trust 2026-CES1, 5.31% due 03/25/61 6.31% 04/01/30
GCAT Trust 2025-NQM4, 5.53% due 06/25/70 6.53% 07/25/28
GCAT Trust 2024-NQM2, 6.09% due 06/25/59 7.36% 05/01/28
GCAT Trust 2023-NQM3, 6.89% due 08/25/68 7.89% 09/01/27
HOMES Trust 2026-NQM1, 4.80% due 09/25/70 6.53% 07/25/28
JP Morgan Mortgage Trust 2026-CES1, 4.91% due 06/25/56 5.91% 01/01/39
Legacy Mortgage Asset Trust 2021-GS2, 5.75% due 04/25/61 7.75% 04/25/27
Legacy Mortgage Asset Trust 2021-GS4, 5.65% due 11/25/60 7.65% 08/25/27
Legacy Mortgage Asset Trust 2021-GS3, 5.75% due 07/25/61 7.75% 07/25/27
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM9, 5.22% due 09/25/70 6.22% 11/01/29
NYMT Loan Trust 2026-INV2, 5.63% due 04/25/61 6.63% 03/01/30
OBX Trust 2024-NQM6, 6.45% due 02/25/64 7.45% 04/01/28
OBX Trust 2025-R1, 5.09% due 09/25/62 6.09% 11/01/29
OBX Trust 2024-NQM1, 6.25% due 11/25/63 7.25% 12/01/27
OBX Trust 2024-NQM7, 6.24% due 03/25/64 7.24% 04/01/28
OBX Trust 2024-NQM5, 5.99% due 01/25/64 6.99% 03/01/28
OBX Trust 2024-NQM8, 6.23% due 05/25/64 7.23% 05/01/28
OSAT Trust 2021-RPL1, 6.12% due 05/25/65 8.12% 06/25/27
PRPM LLC 2026-3, 5.96% due 04/25/31 8.96% 04/01/29
PRPM LLC 2026-2, 5.09% due 02/25/31 8.09% 02/01/29
PRPM LLC 2026-1, 5.19% due 02/25/31 6.19% 02/25/29
RCKT Mortgage Trust 2026-CES4, 5.23% due 04/25/56 6.23% 04/01/30

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM ULTRA SHORT INCOME ETF
June 30, 2026
10 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
RCKT Mortgage Trust 2025-CES7, 5.48% due 07/25/55 6.48% 07/01/29
Saluda Grade Alternative Mortgage Trust 2025-RRTL1, 5.32% due 10/25/40 6.32% 03/01/28
Towd Point Mortgage Trust 2026-CES1, 4.96% due 01/25/66 6.13% 01/01/30
Verus Securitization Trust 2025-12, 5.37% due 12/25/70 6.37% 12/01/29
Vista Point Securitization Trust 2026-CES2, 5.42% due 05/25/56 6.42% 04/01/30
Repurchase Agreements
The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.
In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.
The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the
Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.
At June 30, 2026, the repurchase agreements in the account were as follows:
Counterparty and
Terms of Agreement Face Value
Repurchase
Price Collateral Par Value Fair Value
Bank of America Securities, Inc.
3.63% Due
07/01/26
$ 2,445,574 $ 2,445,821 U.S. Treasury Strip Coupon
0.00% Due 05/15/37 $ 4,085,451 $ 2,494,486
— — —
J.P. Morgan Securities LLC 3.64%
Due
07/01/26
2,037,978 2,038,184 U.S. Treasury Bond 1.38%
Due 11/15/40 3,186,000 2,077,504
U.S. Treasury Inflation-
Protected Security 0.13%
Due 07/15/26 800 1,113
U.S. Treasury Strip Coupon
0.00% Due 08/15/29 377 331
2,037,978 3,187,177 2,078,948
BNP Paribas 3.62% Due
07/01/26
1,834,180 1,834,364 U.S. Treasury Inflation-
Protected Security 0.25%
Due 07/15/29 201,100 250,032
U.S. Treasury Note 1.88%
- 3.88% Due 07/31/26
- 08/31/30 995,200 991,890
U.S. Treasury Strip Coupon
0.00% Due 02/15/32
- 08/15/50 799,320 629,211
1,834,180 1,995,620 1,871,133
Bank of Montreal 3.61% Due
07/01/26
1,059,749 1,059,855 U.S. Treasury Bill Due
07/09/26 1,082,000 1,081,132
— — —

THE GUGGENHEIM FUNDS | 11
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
Note 1 ‒ Organization and Significant Accounting Policies
Organization
Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange
Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-end investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each
Fund separately.
This report covers the Guggenheim Ultra Short Income ETF, which is a non-diversified fund.
For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's prospectus.
On June 15, 2026, Guggenheim Strategy Fund II, a series of the Guggenheim Strategy Funds Trust, was reorganized with and into the Guggenheim Ultra Short Income ETF, a newly organized series of the Trust. The Fund is an actively-
managed exchange-traded fund ("ETF"). Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value ("NAV") in large increments called “Creation Units” through Authorized Participants. Shares of the Fund are listed and trade on the listing exchange, NYSE Arca, Inc., and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker-dealer. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, individual investors may pay more than NAV (at a premium) when purchasing shares, and receive less than NAV (at a discount) when selling shares, in the secondary market. The Fund seeks a high level of income consistent with the preservation of capital. For additional information on the Fund’s policies, please refer to the Fund's prospectus.
Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946
Financial Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S.
GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
(a) Valuation of Investments
The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Fund Valuation Procedures”).
Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Guggenheim Partners Investment Management, LLC
(the "Adviser") as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and/or other assets. As the Fund's valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the
“Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Fund's securities and/or other assets. The
Valuation Procedures may be amended and potentially adversely affected as the Fund seeks to comply with regulations that apply to the valuation practices of registered investment companies.

12 | THE GUGGENHEIM FUNDS
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Valuations of the Fund's securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the
Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation
Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.
If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.
U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.
Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.
CLOs, CDOs, MBS, ABS, and other structured finance securities are generally valued using an independent third-party pricing service.
Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.
Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.
Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-
traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.
Interest rate swap agreements entered into by the Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by the Fund are generally valued using an evaluated price provided by an independent third-party pricing service.
Typically, loans are valued using information provided by independent third-party pricing services that use broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser. Funds that invest in loans or asset-backed securities as part of their investment strategies may have a significant amount of these instruments that are fair valued by the Adviser.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund
Note 1 ‒ Organization and Significant Accounting Policies (continued)

THE GUGGENHEIM FUNDS | 13
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities.
In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.
Investments for which market quotations are not readily available are fair valued as determined in good faith by the
Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s)
“fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices;
broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.
Note 2 ‒ Financial Instruments and Derivatives
As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under
Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management
(hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The Fund may utilize derivatives for the following purposes:
Duration: the use of an instrument to manage the interest rate risk of a portfolio.
Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.
Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value.
Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.
Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest
Note 1 ‒ Organization and Significant Accounting Policies (continued)

14 | THE GUGGENHEIM FUNDS
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
associated with the swap agreement. When utilizing total return swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.
Interest rate swaps involve the exchange by the Fund with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-
cleared, but central clearing does not make interest rate swap transactions risk free.
Foreign Investments
There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the
U.S. dollar.
The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.
Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.
Note 3 ‒ Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
Note 2 ‒ Financial Instruments and Derivatives (continued)

THE GUGGENHEIM FUNDS | 15
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level
1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”
Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent third-party pricing services are used to value a majority of the Fund's investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund's assets and liabilities are categorized as Level 2, as indicated in this report.
Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund's assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.
Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.
Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.
The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.
Note 4 ‒ Market Risks
The value of, or income generated by, the investments held by the Fund is subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing
Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of any investments held by the Fund in a different country,
Note 3 ‒ Fair Value Measurement (continued)

16 | THE GUGGENHEIM FUNDS
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(concluded)
geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund's investments and performance of the
Fund.
Note 4 ‒ Market Risks (continued)

THE GUGGENHEIM FUNDS | 17
OTHER INFORMATION (Unaudited)
Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the
Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global
Industry Classification Standards and Barclays Global Classification Scheme.